Consolidated Statements Of Redeemable Convertible Preferred Stock And Stockholders' Deficit (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Issuance cost	$ 640	$ 640
Series C Preferred Stock [Member]
Issuance cost	$ 284